Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total long-term debt	$ 34,057	$ 33,405
Less: Deferred financing costs and debt discounts	(188)	(191)
Less: Current installments of long-term debt	(3,146)	(1,990)
Long-term debt	30,723	31,224
Credit facility
Debt Instrument [Line Items]
Total long-term debt	1,515	2,216
Less: Current installments of long-term debt	$ (707)	$ (1,860)
Long-term debt, weighted average interest rate	3.80%	4.60%
Credit facility | Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	$ 1,515	$ 2,216
ITC
Debt Instrument [Line Items]
Fair value adjustment - ITC acquisition	78	88
ITC | Secured | Fixed Rate Secured US First Mortgage Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 3,763	$ 3,944
Long-term debt, weighted average interest rate	4.34%	4.34%
ITC | Secured | Fixed Rate Secured US Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 1,441	$ 1,511
Long-term debt, weighted average interest rate	4.16%	4.16%
ITC | Unsecured | Fixed Rate Unsecured US Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 5,353	$ 5,610
Long-term debt, weighted average interest rate	4.44%	4.37%
ITC | Unsecured | Fixed Rate Unsecured US Shareholder Note
Debt Instrument [Line Items]
Total long-term debt	$ 273	$ 286
Interest rate	6.00%	6.00%
UNS Energy | Unsecured | Fixed Rate Unsecured US Notes
Debt Instrument [Line Items]
Total long-term debt	$ 4,460	$ 4,172
Long-term debt, weighted average interest rate	4.28%	4.09%
Central Hudson | Unsecured | Fixed and Variable Rate Unsecured US Promissory Notes
Debt Instrument [Line Items]
Total long-term debt	$ 2,058	$ 1,974
Long-term debt, weighted average interest rate	4.54%	4.38%
FortisBC Energy | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 3,495	$ 3,295
Long-term debt, weighted average interest rate	4.54%	4.61%
FortisAlberta | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 3,035	$ 2,835
Long-term debt, weighted average interest rate	4.64%	4.63%
FortisBC Electric | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 960	$ 960
Long-term debt, weighted average interest rate	4.72%	4.72%
Other Electric | Secured | Fixed Rate Secured First Mortgage Sinking Fund Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 850	$ 739
Long-term debt, weighted average interest rate	5.19%	5.24%
Other Electric | Secured | Fixed Rate Secured First Mortgage Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 425	$ 320
Long-term debt, weighted average interest rate	5.11%	5.29%
Other Electric | Unsecured | Fixed Rate Unsecured Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 207	$ 207
Long-term debt, weighted average interest rate	4.61%	4.61%
Other Electric | Unsecured | Fixed and Variable Rate Unsecured US Senior Loan Notes and Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 521	$ 876
Long-term debt, weighted average interest rate	4.92%	5.03%
Corporate and Other | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 200	$ 200
Interest rate	6.51%	6.51%
Corporate and Other | Unsecured | Fixed Rate Unsecured Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 2,600	$ 2,000
Long-term debt, weighted average interest rate	4.11%	4.11%
Corporate and Other | Unsecured | Fixed Rate Unsecured US Senior Notes and Promissory Notes
Debt Instrument [Line Items]
Total long-term debt	$ 2,073	$ 2,172
Long-term debt, weighted average interest rate	3.79%	3.79%
Corporate and Other | Subordinated debt | Fixed Rate Subordinated Notes
Debt Instrument [Line Items]
Total long-term debt	$ 750	$ 0
Interest rate	5.10%	5.10%